LONG-TERM DEBT - Breakdown of long-term debt (Details) $ in Millions, $ in Millions	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)
Long-term debt
Total long-term debt	$ 5,408.2	$ 2,156.6	$ 4,120.0	$ 2,561.8
Change in fair value related to hedged interest rate risk	8.3		16.8
Financing costs, net of amortization	(36.4)		(25.3)
Total long-term debt, current and non current	$ 5,380.1		4,111.5		$ 4,240.2
Bank credit facilities
Long-term debt
Borrowings, interest rate	1.90%	1.90%
Total long-term debt	$ 285.0
Senior Notes
Long-term debt
Total long-term debt	$ 5,123.2		$ 4,120.0